Short-Term Bank Credit And Loans (Tables)	12 Months Ended
Dec. 31, 2021
Short-term Debt [Abstract]
Schedule Of Short-Term Bank Credit And Loans

	Interest %	December 31, 2021	December 31, 2020
Short-term loans	1.0% -1.3%	$27,676	$312,589
Short-term bank credit	P + 0.1%	—	404
		$27,676	$312,993